Accrued Expenses, Other Current Liabilities and Other Long-Term Liabilities (Tables)	9 Months Ended
Sep. 30, 2013
Payables And Accruals [Abstract]
Summary of Accrued Expenses (Current), Other Current Liabilities and Other Long-Term Liabilities

Accrued expenses (current), other current liabilities and other long-term liabilities consisted of the following as of September 30, 2013 and December 31, 2012:

	SEPTEMBER 30, 2013	DECEMBER 31, 2012
Accrued expenses:
Accrued payroll and related expenses	$663	$571
Accrued professional fees	211	88
Accrued interest	23	—
Accrued research and development costs	681	695
Accrued other	80	7

	$1,658	$1,361

Other current liabilities:
Early exercise of stock-based awards	$30	$62
Accrued third-party license fee	500	500

	$530	$562

Other long-term liabilities:
Early exercise of stock-based awards	$87	$96

	$87	$96